Prepayments and other assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepayment and other assets
Loans receivable, net	[1]	¥ 38,631		¥ 73,927
Security deposits with real estate developers		110,910		55,296
Rental and other deposits, net		12,635		14,439
Other receivables		57,995		48,246
Deposits for investments				1,540
Prepayments and other assets , gross		220,171		193,448
Less: allowance for doubtful accounts		(25,000)
Current Portion		220,171	$ 34,549	185,960
Non-Current Portion				7,488
Total prepayments and other assets		¥ 220,171		¥ 193,448

[1]	Loans receivable, net